Taxes and Contributions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxes and Contributions

20	Taxes and Contributions

(a)	Cu rrent assets

	December 31, 2025	December 31, 2024

Income and social contribution taxes	606,528	752,355
Withholding income tax (IRRF) on financial investments	128,038	45,921
Pis and Cofins Recoverable[1]	558,209	-
Other federal taxes	2,535	2,535
Total	1,295,310	800,811

¹	Includes recognition of extemporaneous tax credits related to PIS and Cofins arising from the Company’s ordinary activities.

(b)	Current liabilities

	December 31, 2025	December 31, 2024

Income and social contribution taxes	1,312	1,957
PIS and Cofins	144,623	163,156
INSS (social security contribution)	73,865	44,763
IRRF (withholding income tax)	327,552	290,949
Others	68,240	90,446
Total	615,592	591,271